Net Income (Loss) Per Share - Schedule of Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Numerator:
Net income (loss) attributable to Lionsgate Studios Corp. shareholders	$ (113.4)	$ 15.2	$ (156.8)	$ (5.3)	$ (93.5)	$ (0.3)	$ 11.1
Accretion of redeemable noncontrolling interest	(0.3)	0.0	(0.6)	0.0
Net income (loss) attributable to Lionsgate Studios Corp. shareholders after accretion of redeemable noncontrolling interest, basic	(113.7)	15.2	(157.4)	(5.3)	$ (105.4)	$ (0.3)	$ 11.1
Net income (loss) attributable to Lionsgate Studios Corp. shareholders after accretion of redeemable noncontrolling interest, diluted	$ (113.7)	$ 15.2	$ (157.4)	$ (5.3)
Denominator:
Weighted average common shares outstanding, basic (in shares)	288.7	253.4	280.6	253.4	253.4	253.4	253.4
Weighted average common shares outstanding, diluted (in shares)	288.7	253.4	280.6	253.4	253.4	253.4	253.4
Basic net income (loss) per common share (in dollars per share)	$ (0.39)	$ 0.06	$ (0.56)	$ (0.02)	$ (0.42)	$ 0	$ 0.04
Diluted net income (loss) per common share (in dollars per share)	$ (0.39)	$ 0.06	$ (0.56)	$ (0.02)	$ (0.42)	$ 0	$ 0.04